Leases (Details) - Schedule of Supplemental Balance Sheet Information Related to Leases	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2024 USD ($)
Operating lease:
Operating lease right-of-use assets	$ 2,332,135		$ 929,490	$ 298,674
Current operating lease obligation	1,095,621		960,101	140,315
Noncurrent operating lease obligation	1,248,510			159,895
Total operating lease obligation	$ 2,344,131		$ 960,101	$ 300,210
Weighted average remaining lease term (in years):
Operating lease	2 years 2 months 12 days		10 months 24 days	2 years 2 months 12 days
Weighted average discount rate:
Operating lease	3.60%		4.70%	3.60%
Cash paid for amounts included in the measurement of lease liabilities	$ 1,159,214	$ 148,459	$ 1,147,124